Share-based compensation (Number of share options granted to Huya's employees) (Details) - Huya 2017 Share Incentive Plan [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of options
Balance ,options	11,719,705	0	[1]
Granted (in shares)	6,138,353	11,737,705
Forfeited (in shares)	(75,000)	(18,000)
Cancelled	(262,503)
Balance ,options	17,520,555	11,719,705
Expected to vest (in shares)	13,982,830
Exercisable as of December 31, 2018	2,736,927
Weighted average exercise price
Balance	$ 2.5500	$ 0
Granted (in dollars per share)	2.4672	2.5500
Forfeited (in dollars per share)	2.5500	2.5500
Cancelled	2.5500
Balance ,weighted average exercise price	2.5210	$ 2.5500
Expected to vest (in dollars per share)	2.5338
Exercisable as of December 31, 2018	$ 2.4572
Weighted average remaining contractual life (years)
Balance	8 years 9 months 25 days	9 years 9 months
Expected to vest	8 years 10 months 13 days
Exercisable	8 years 7 months 17 days
Aggregate intrinsic value [Abstract]
Balance	$ 227,049	$ 2,227
Expected to vest	181,024
Exerisable	$ 35,642

[1]	The risk-free interest rate of periods within the contractual life of the share option is based on US Treasury Bonds of similar tenor at the valuation dates.